Accounts receivable, net - Summary of movements in allowance for doubtful accounts (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 USD ($)
Beginning balance	¥ 10,261
Accounts Receivable Net of Allowance	19,263	¥ 10,261	$ 2,713
Additions	(18,468)	(10,866)
Reversals	9,908
Write-offs	33	605
Ending balance	19,263	¥ 10,261
Cumulative Effect, Period of Adoption, Adjustment [Member]
Accounts Receivable Net of Allowance	¥ (475)